Schedule of Company Nonvested Series A and B of Common Stock (Details) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning			2,866
Weighted Average Grant Date Fair Value Beginning
Number of Shares Granted			101,930	28,623
Weighted Average Grant Date Fair Value Granted			$ 0.73
Number of Shares Vested	(260,000)	(104,000)	(104,000)
Number of Shares Ending				2,866
Weighted Average Grant Date Fair Value Ending
Series A and B Common Stock [Member] | Next NRG Holding Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Ending		4,500,000
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning		114,336	42,191	15,878
Weighted Average Grant Date Fair Value Beginning		$ 5.43	$ 1.40	$ 8.18
Number of Shares Granted			330,554	48,340
Weighted Average Grant Date Fair Value Granted			$ 5.77	$ 12.60
Number of Shares Vested			(104,698)	(20,277)
Weighted Average Grant Date Fair Value Vested			$ 6.72	$ 53.80
Number of Shares Cancelled/Forfeited			(153,711)	(1,750)
Weighted Average Grant Date Fair Value Cancelled/Forfeited			$ 5.53	$ 40.00
Number of Shares Ending	114,336		114,336	42,191	15,878
Weighted Average Grant Date Fair Value Ending	$ 5.43		$ 5.43	$ 1.40	$ 8.18
Unrecognized Compensation	$ 324,134		$ 324,134
Weighted average remaining period (years)		1 year 3 months 14 days	1 year 3 months 7 days
Restricted Stock [Member] | Series A and B Common Stock [Member] | Next NRG Holding Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning
Weighted Average Grant Date Fair Value Beginning
Number of Shares Granted		4,500,000
Weighted Average Grant Date Fair Value Granted		$ 2.03
Number of Shares Vested
Weighted Average Grant Date Fair Value Vested
Number of Shares Cancelled/Forfeited
Weighted Average Grant Date Fair Value Cancelled/Forfeited
Number of Shares Ending		4,500,000
Weighted Average Grant Date Fair Value Ending		$ 2.03
Unrecognized Compensation		$ 8,373,750
Weighted average remaining period (years)		3 years 8 months 1 day